As filed with the Securities and Exchange Commission on July 23, 2004

                                 Investment Company Act File No. 811-21605

                         ------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         -------------------------------

                                    FORM N-2

     /X/  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.

                        (Check appropriate box or boxes.)



          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
               (Exact Name Of Registrant As Specified In Charter)
                               25 De Forest Avenue
                            Summit, New Jersey 07901
                    (Address Of Principal Executive Offices)
                                 (908) 608-3000
              (Registrant's Telephone Number, Including Area Code)

       William G. Butterly, III, Esq.              John T. Ferguson, Jr.
    Managing Director and Senior Counsel                   Director
        Deutsche Asset Management                DB Absolute Return Strategies
           25 DeForest Avenue                        25 DeForest Avenue
           Summit, NJ 07901                           Summit, NJ 07901

                     (Name and address of agent for service)

                                    Copy to:

       John A. MacKinnon, Esq.                       John H. Kim, Esq.
    Sidley Austin Brown & Wood LLP               Director and Senior Counsel
          787 Seventh Avenue                     Deutsche Asset Management
      New York, New York 10019                     25 DeForest Avenue
                                                 Summit, New Jersey 07901

                                EXPLANATORY NOTE

         This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by U.S. and non-U.S. investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended (the "Code"), or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                       CONTENTS OF REGISTRATION STATEMENT

         This registration statement of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC contains the following documents:

         Facing Sheet

         Explanatory Note

         Contents of Registration Statement

         Part A

         Part B

         Part C

         Signature Page

         Exhibits

                                     PART A

                                 July 23, 2004

         Responses to Items 1, 2, 3.2, 4, 5, 6, and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

         Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of The Topiary Fund for Benefit Plan Investors (BPI) LLC ("Topiary") (1933 Act File No. 333-111561 and 1940 Act File No. 811-21480), as filed with the Securities and Exchange Commission (the "SEC") on July 23, 2004 ("Topiary's Registration Statement on Form N-2).



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

ITEM 3.1.  - FEE TABLE AND SYNOPSIS.

         Member Transaction Expenses
          Maximum Sales Charge (Load) (as a percentage of             2.50%
          the offering price).................................

         Annual Expenses (as a percentage of net assets attributable to Interests)
          Investment Management Fee...........................        1.00%
          Administrative Fee..................................        [ ]%
          Other Expenses(1)...................................        [ ]%

         Total Annual Expenses................................        [ ]%

         ------------------

      (1) Reflects all expected ordinary operating expenses of the Master Fund, other than the Investment Management Fee. The expenses of the offering of Interests will be expensed as incurred. The organizational expenses of the Master Fund will be amortized during the first fiscal year of the Master Fund's operations.

ITEM 8.  - GENERAL DESCRIPTION OF THE REGISTRANT.

         The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on July 16, 2004. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and non-U.S. investment companies, common or commingled trust fund, organizations or trusts described in Sections 401(a) or 501(a) of the Code, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         Information on the Master Fund's investment objective, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections "Investment Objectives, Methodology, and Policies," "Principal Risk Factors Relating to the Fund's Structure" and "Principal Risk Factors, Types of Investments, and Investment Strategies of the Investment Funds" in Topiary's prospectus included in Topiary's Registration Statement on Form N-2.

ITEM 9.  - MANAGEMENT.

         A description of how the business of the Master Fund is managed is incorporated herein by reference from the section titled "Management of the Fund" in Topiary's prospectus included in Topiary's Registration Statement on Form N-2. The following list identifies the specific sections of Topiary's prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)     Management of the Fund - The Board

Item 9.1(b)     Management of the Fund - The Adviser

Item 9.1(c)     Management of the Fund - Portfolio Manager

Item 9.1(d)     Management of the Fund - The Administrator

Item 9.1(e)     Management of the Fund - The Custodian

Item 9.1(f)     Management of the Fund - Fees, Allocations and Expenses

Item 9.1(g)     Not Applicable

Item 9.2(a)     Not Applicable

Item 9.2(b)     Not Applicable

Item 9.2(c)     Not Applicable

Item 9.2(d)     Not Applicable

         The Master Fund is managed by DB Investment Managers, Inc. ("DBIM" or the "Adviser"). The Adviser is an indirect, wholly-owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services activities, including investment management; mutual funds; retail, private and commercial banking; investment banking; and insurance.

ITEM 9.3. - CONTROL PERSONS

         In the aggregate, Topiary, a Delaware limited liability company, and the Adviser own 100% of the beneficial interests of the Offshore Fund. The Offshore Fund owns 100% of the beneficial interests of the Master Fund. As of July 23, 2004, DBIM, the Adviser of the Master Fund, owned 100% of the beneficial interests in Topiary, and therefore Topiary, the Offshore Fund and the Master Fund could all be said to be under the common control of DBIM.

ITEM 10.  - CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES.

         The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes.

         The beneficial interest in the Master Fund shall be divided into interests ("Interests"). The number of Interests in the Master Fund shall be unlimited. All Interests issued by the Master Fund shall be fully paid and nonassessable. Interest holders ("Interest Holders" or "Members") shall have no preemptive or other rights to subscribe to any additional Interests or other securities issued by the Master Fund. The minimum capital contribution ("Capital Contribution) of each Member to the capital of the Fund shall be such amount as the Board of Directors of the Master Fund (the "Board") in its sole and absolute discretion may determine from time to time. The amount of the initial Capital Contribution of each Member shall be recorded on the books and records of the Master Fund upon acceptance as a contribution to the capital of the Master Fund. The Directors shall not be entitled to make voluntary contributions of capital to the Master Fund as Directors of the Master Fund, but may make voluntary contributions to the capital of the Master Fund as Members. The Board shall have full power and authority, in their sole discretion, and without obtaining Member approval, (a) to issue original or additional Interests at such times and on such terms and conditions as they deem appropriate, (b) to establish and to change in any manner Interests with such preference, terms to conversion, voting powers, rights, and privileges as the Board may determine (but the Board may not change Interests in a manner materially adverse to the Members), (c) to divide or combine the Interests in the Master Fund into a greater or lesser number, (d) to terminate the Master Fund, (e) to issue Interests to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses and
(f) to take such other action with respect to the Interests as the Board may deem desirable.

         The Master Fund may be terminated by a majority vote of Members of the Master Fund or the Board by written notice to the Members.

         The Master Fund, as permitted by the 1940 Act, may merge or consolidate with or into one or more limited liability companies formed under the Delaware Act or other business entities (as defined in Section 18-209(a) of the Delaware
Act) pursuant to an agreement of merger or consolidation which has been approved in the manner contemplated by Section 18-209(b) of the Delaware Act.

         The Board may, without the prior consent or vote of the Members, (i) cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization (each, a "successor entity") to take over all of the Master Fund property or assets or to carry on any business in which the Master Fund shall directly or indirectly have any interest, (ii) sell, convey or transfer Master Fund property or assets to any such successor entity in exchange for the equity interests thereof or otherwise and (iii) lend money to, subscribe for the equity interests in, and enter into any contracts with, any such successor entity.

ITEM 10.2. - LONG-TERM DEBT.

         Not applicable.

ITEM 10.3 - GENERAL.

         Not applicable.

ITEM 10.4 - TAXES.

         Information on the taxation of the Master Fund is incorporated by reference from the section titled "Taxes" in Topiary's prospectus included in Topiary's Registration Statement on Form N-2.

ITEM 10.5 - OUTSTANDING SECURITIES.

         The Master Fund currently has no securities outstanding.

ITEM 10.6 - SECURITIES RATINGS.

         Not applicable.

ITEM 11- DEFAULTS AND ARREARS ON SENIOR SECURITIES.

         Not applicable.

ITEM 12 - LEGAL PROCEEDINGS.

         Not applicable.

ITEM 13 - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

                                                                          Page
                                                                          ----

General Information and History                                             7
Investment Objective and Policies                                           7
Management                                                                  8
Control Persons and Principl Holders of Securities                          8
Investment Advisory and Other Services                                      8
Brokerage Alloction and Other Practices                                     9
Tax Status                                                                  9
Financial Statements                                                        9

                                     PART B

                                 July 23, 2004

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

ITEM 14.  COVER PAGE.

         Part B of this Registration Statement on Form N-2 of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund") should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement. To obtain a copy of the Master Fund's Part A, please call Scudder Distributors, Inc.at 1-888-262-0695, or write to Scudder Distributors, Inc., 222 South Riverside Plaza, Attn: Correspondence 27th Floor, Chicago, IL 60606-1048.

         Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from Topiary's Registration Statement on Form N-2.

ITEM 15. - TABLE OF CONTENTS.

                                                                        Page
                                                                        ----

General Information and History                                         7
Investment Objective and Policies                                       7
Management                                                              8
Control Persons and Principal Holders of Securities                     8
Investment Advisory and Other Services                                  8
Brokerage Alloction and Other Practices                                 9
Tax Status                                                              9
Financial Statements                                                    9


ITEM 16. - GENERAL INFORMATION AND HISTORY.

         Not applicable.

ITEM 17. - INVESTMENT OBJECTIVE AND POLICIES.

         Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

         Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Master Fund, the types of securities bought and investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment programs, is incorporated by reference from the section titled "Additional Information on Investment Techniques and Operations of the Fund and Related Risks" in Topiary's Statement of Additional Information included in Topiary's Registration Statement on Form N-2.

ITEM 18. - MANAGEMENT.

         Information about the Directors and Officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Directors, and the committees of the Board of the Master Fund is incorporated by reference from the section titled "Management of the Fund" in Topiary's prospectus and from the section titled "Directors and Officers" in Topiary's Statement of Additional Information included in Topiary's Registration Statement on Form N-2.

ITEM 19. - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

         In the aggregate, Topiary and the Adviser own 100% of the beneficial interests of the Offshore Fund. The Offshore Fund owns 100% of the beneficial interests of the Master Fund. As of July 23, 2004, DBIM, the Adviser of the Master Fund, owned 100% of the beneficial interests in Topiary, and therefore Topiary, the Offshore Fund and the Master Fund could all be said to be under the common control of DBIM.

         Because Topiary, through its investment in the Offshore Fund, may be deemed to control the Master Fund, Topiary may take actions affecting the Master Fund without the approval of any other investor. The addition of other investors in the Master Fund may alter Topiary's ability to control the Master Fund.

         Topiary has informed the Master Fund that whenever it is requested to vote on any proposal of the Master Fund, it will hold a meeting of Members and will cast its vote as instructed by its Members. It is anticipated that any other investors in the Master Fund would follow the same or similar practice.

         The address of Topiary is the same as that of the Master Fund.

         Currently, DB Investment Managers, Inc. may be considered to control the Master Fund. The Master Fund, Topiary and the Offshore Fund may be considered to be under common control.

ITEM 20. - INVESTMENT ADVISORY AND OTHER SERVICES.

         Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the section titled "Management of the Fund" in Topiary's prospectus included in Topiary's Registration Statement on Form N-2. The following list identifies the specific sections in Topiary's prospectus or statement of additional information under which the information required by Item 20 of Form N-2 may be found; each section is incorporated herein by reference.

Item 20.1(a)    Prospectus - Management of the Fund - The Adviser

Item 20.1(b)    Prospectus - Management of the Fund - The Adviser

Item 20.1(c)    Prospectus - Management of the Fund - The Adviser

Item 20.2       Prospectus - Management of the Fund - The Adviser

Item 20.3       Not Applicable

Item 20.4 Prospectus - Management of the Fund - Portfolio Manager, The Administrator, and the Custodian

Item 20.5       Not Applicable

Item 20.6 Prospectus - Management of the Fund - The Custodian; Statement of Additional Information - Legal Counsel

Item 20.7       Statement of Additional Information - Legal Counsel

Item 20.8       Not Applicable

ITEM 21. - BROKERAGE ALLOCATION AND OTHER PRACTICES.

         A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the sections titled "Portfolio Transactions" in Topiary's prospectus and Statement of Additional Information, included in Topiary's Registration Statement on Form N-2.

ITEM 22. - TAX STATUS

         Information on the taxation of the Master Fund is incorporated by reference from the section titled "Taxes" in Topiary's prospectus included in Topiary's Registration Statement on Form N-2.

ITEM 23. - FINANCIAL STATEMENTS.

         The financial statements of the Master Fund are incorporated herein by reference from the sub-section entitled "Financial Statements" in Part B of Topiary's Registration Statement on Form N-2.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

    Exhibit
    Number
    ------
    (1)             Financial Statements:

                    Included in Part A:

                    Included in Part B:
                         Financial Statements.(1)

    (2)             Exhibits:

            (a)     (i)    Certificate of Formation of Limited Liability
                           Company.

                    (ii) Limited Liability Company Agreement, dated as of July 16, 2004.

            (b)     Not applicable.

            (c)     Not applicable.

            (d)     Not applicable.

            (e)     Not applicable.

            (f)     Not applicable.

            (g) Form of Investment Management Agreement between DB Investment Managers, Inc., and the Registrant dated [__], 2004.

            (h)     Not applicable.

            (i)     Not applicable.

            (j)    (i)     Form of Custody Agreement between [_______] and the
                           Registrant dated [__], 2004.

            (k)    (i)     Form of Administration and Accounting Services
                           Agreement between PFPC Inc. and the Registrant dated [__], 2004.(2)

                   (ii) Form of Services Agreement between Investment Company Capital Corp and the Registrant dated [__], 2004.(2)

            (l)     Not applicable.

            (m)     Not applicable.

            (n)     Consent of Independent Auditors.(2)

            (o)     Not applicable.

            (p) Form of Subscription Agreement Regarding Provision of Initial Capital.(2)


---------------------------
(1) Incorporated herein by reference from the sub-section entitled "Financial Statements" in Part B of Topiary's Registration Statement on Form N-2 (1933 Act File No. 333-111561 and 1940 Act File No. 811-21480), as filed with the SEC on December 24, 2003 ("Topiary's Registration Statement on Form N-2").

(2)   To be filed by amendment.

            (q)     Not applicable.

            (r)     (i)    Code of Ethics of the Registrant.(3)

                    (ii)   Code of Ethics of the Adviser and Distributor.(1)

                    (iii)  Code of Ethics for Senior Officers of the
                           Registrant.(1)


Item 25.  -  Market Arrangements.

         Not applicable.

Item 26.  - Other Expenses of Issuance and Distribution.(4)

                  All figures are estimates

                     Registration fees
                     Printing and Engraving Expenses
                     Legal fees and expenses
                     National Association of Securities Dealers, Inc. Fees Accounting Fees and Expenses
                     Transfer Agents' Fees
                     Miscellaneous Expenses
                                                                         -----
                     Total

Item 27.  - Persons Controlled By or Under Common Control.

         See Item 19 included in Part B of this Registration Statement.

Item 28.  - Number of Holders of Securities.

         Registrant currently has no securities outstanding.

Item 29.  - Indemnification.

         A policy of insurance covering DB Investment Managers, Inc. its affiliates, and all of the registered investment companies advised by DB Investment Managers, Inc. will be obtained to insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties. Article III, Section 3.7 of the Registrant's Operating Agreement is as follows:

         (a) To the fullest extent permitted by law, the Fund shall, subject to
Section 3.7(b) hereof, indemnify each Director (including for this purpose their executors, heirs, assigns, successors, or other legal representatives), the Investment Adviser and Tax Matters Member (including for this purpose each affiliate, shareholder, partner, member, officer, director, principal, employee, or agent of the Investment Adviser and the Tax Matters Member) and the executors, heirs, assigns, successors, or other legal

--------------------------

(3) Incorporated by reference to Topiary's Registration Statement on Form N-2 (1933 Act File No. 333-111561 and 1940 Act File No. 811-21480), as
      filed with the SEC on December 24, 2003.

(4)   To be completed by Amendment.

representatives of each of the foregoing, and of any person who controls or is under common control, or otherwise affiliated, with the Investment Adviser or the Tax Matters Member (and their executors, heirs, assigns, successors, or other legal representatives) against all losses, claims, damages, liabilities, costs, and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation, or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative, or legislative body, in which such indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Director, Investment Adviser, or the Tax Matters Member, as the case may be, of the Fund or the past or present performance of services to the Fund by such indemnitee, except to the extent such loss, claim, damage, liability, cost, or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation, or other proceeding to have been incurred or suffered by such indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office. The rights of indemnification provided under this Section 3.7 shall not be construed so as to provide for indemnification of an indemnitee for any liability (including liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section 3.7 to the fullest extent permitted by law.

         (b). Expenses, including reasonable counsel fees, so incurred by any such indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time by the Fund in advance of the final disposition of any such action, suit, investigation, or proceeding upon receipt of an undertaking by or on behalf of such indemnitee to repay to the Fund amounts so paid if it shall ultimately be determined that indemnification of such expenses is not authorized under Section 3.7(a) hereof; provided, however, that: (i) such indemnitee shall provide security for such undertaking, (ii) the Fund shall be insured by or on behalf of such indemnitee against losses arising by reason of such indemnitee's failure to fulfill his or its undertaking; or (iii) a majority of the Directors (excluding any Director who is seeking advancement of expenses hereunder or is or has been a party to any action, suit, investigation, or proceeding involving claims similar to those involved in the action, suit, investigation, or proceeding giving rise to a claim for advancement of expenses hereunder) or independent legal counsel in a written opinion shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe such indemnitee ultimately will be entitled to indemnification.

         (c) As to the disposition of any action, suit, investigation, or proceeding (whether by a compromise payment, pursuant to a consent decree, or otherwise) without an adjudication or a decision on the merits by a court of competent jurisdiction, or by any other body before which the proceeding shall have been brought, that an indemnitee is liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office, indemnification shall be provided pursuant to Section 3.7(a) hereof if: (i) approved as in the best interests of the Fund by vote of a majority of the Directors (excluding any Director who is seeking indemnification hereunder or is or has been a party to any action, suit, investigation, or proceeding involving claims similar to those involved in the action, suit, investigation, or proceeding giving rise to a claim for advancement of expenses hereunder) upon a determination based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Fund and that such indemnitee is not liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office; or (ii) the Directors secure a written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) to the effect that such indemnitee acted in good faith and in the reasonable belief that such actions were in the best interests of the Fund and that such indemnitee is not liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office.

         (d) Any indemnification or advancement of expenses made pursuant to this Section 3.7 shall not prevent the recovery from any indemnitee of any such amount if such indemnitee subsequently shall be determined in a final decision on the merits in a court of competent jurisdiction in any action, suit, investigation, or proceeding involving the liability or expense that gave rise to such indemnification or advancement of expenses to be liable to the Fund or its Members by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such indemnitee's office. In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.7 it shall be a defense that, and in any suit in the name of the Fund to recover any indemnification or advancement of expenses made pursuant to this Section 3.7 the Fund shall be entitled to recover such expenses upon a final adjudication that, the indemnitee has not met the applicable standard of conduct set forth in this Section 3.7. In any such suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made pursuant to this Section 3.7, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.7 shall be on the Fund (or any Member acting derivatively or otherwise on behalf of the Fund or its Members).

         (e) An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.7 as to which he, she, or it may otherwise be entitled except out of the assets of the Fund, and no Member shall be personally liable with respect to any such claim for indemnification or advancement of expenses.

         (f) The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law. Nothing contained in this Section 3.7 shall affect the power of the Fund to purchase and maintain liability insurance on behalf of any Director or other person.

Item 30.  - Business and Other Connections of the Investment Adviser.

         To be provided by amendment.

Item 31.  - Location of Accounts and Records.

         Accounts and records of the Master Fund are maintained at the Master Fund's office at 25 DeForest Avenue, Summit, New Jersey 07901, or at the offices of PFPC Inc., at 400 Bellevue Parkway, Wilmington, Delaware, 19809, in PFPC's capacity as administrator of the Master Fund.

Item 32.  - Management Services.

         Not applicable

Item 33.  - Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Summit and the State of New Jersey on the 23rd of July, 2004.

                            THE TOPIARY MASTER FUND FOR BENEFIT PLAN
                            INVESTORS (BPI) LLC


                            By:   /s/ Natalie Birrell
                               ------------------------------------
                               Name:  Natalie Birrell
                               Title:  President

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, Nolan T. Altman, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as director of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Nolan T. Altman
                                         -----------------------------------
                                         NOLAN T. ALTMAN


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, LOUIS S. CITRON, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as director of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Louis S. Citron
                                         -----------------------------------
                                         LOUIS S. CITRON


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, EDWARD T. TOKAR, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as director of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Edward T. Tokar
                                         -----------------------------------
                                         EDWARD T. TOKAR


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, RAYMOND C. NOLTE, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as director of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Raymond C. Nolte
                                         -------------------------------------
                                         RAYMOND C. NOLTE


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, JULIAN SLUYTERS, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as Chief Executive Officer of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Julian Sluyters
                                         -------------------------------------
                                         JULIAN SLUYTERS


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, ALEXANDRA TOOHEY, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors
(BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as Treasurer, Principal Financial Officer and Accounting Officer of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


                                         /s/ Alexandra Toohey
                                         -------------------------------------
                                         ALEXANDRA TOOHEY


DATE: July 20, 2004

         THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                               POWER OF ATTORNEY

          KNOW ALL PERSONS BY THESE PRESENTS, that, NATALIE BIRRELL, whose signature appears below, does hereby constitute and appoint John T. Ferguson, Jr., Alexandra Toohey, John MacKinnon, Elizabeth Keeley, Bruce A. Rosenblum, and Mitra Shakeri, and each of them singly, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments, in his name, place and stead, which said attorney-in-fact and agent may deem necessary or advisable or which may be required to enable The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") to comply with the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement on Form N-2 pursuant to the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney-in-fact and agent, or either of them or their substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

                                         /s/ Natalie Birrell
                                         -------------------------------------
                                         NATALIE BIRRELL


DATE: July 20, 2004

                               INDEX TO EXHIBITS

Exhibit
Number                        Description
------                        -----------

2(a)(i)                       Certificate of Formation of Limited Liability
                              Company

2(a)(ii)                      Limited Liability Company Agreement, dated
                              July 16, 2004.

2(g)                          Form of Investment Management Agreement.

2(j)(i)                       Form of Custodian Services Agreement.